Average Annual Total Returns - FidelityFreedomFunds-KComboPRO - FidelityFreedomFunds-KComboPRO - Fidelity Freedom 2020 Fund	May 30, 2024
Fidelity Freedom 2020 Fund - Class K | Return Before Taxes
Average Annual Return:
Past 1 year	13.00%
Past 5 years	6.81%
Since Inception	5.19%	[1]
LB001
Average Annual Return:
Past 1 year	5.53%
Past 5 years	1.10%
Since Inception	0.98%
F0202
Average Annual Return:
Past 1 year	12.87%
Past 5 years	6.64%
Since Inception	5.31%

[1]	A From July 20, 2017 .